Schedule of Investments ─ NYLI CBRE NextGen Real Estate ETF (formerly, IQ CBRE NextGen Real Estate ETF)
July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Data Center — 16.0%
Digital Core REIT Management Pte Ltd.	7,620,707	$4,343,803
Digital Realty Trust, Inc.	42,656	6,376,646
Equinix, Inc.	8,346	6,595,343
Keppel DC REIT	4,622,955	6,981,436
Total Data Center		24,297,228

Health Care — 13.0%
Aedifica SA	2,050	130,436
Alexandria Real Estate Equities, Inc.	23,575	2,765,112
American Healthcare REIT, Inc.	20,374	324,762
Assura PLC	217,807	113,864
CareTrust REIT, Inc.	21,901	590,451
Chartwell Retirement Residences	8,122	80,547
Community Healthcare Trust, Inc.	7,135	155,258
Diversified Healthcare Trust	60,525	202,153
Global Medical REIT, Inc.	17,685	168,892
Healthcare Realty Trust, Inc.	54,398	962,301
Healthpeak Properties, Inc.	96,239	2,099,935
LTC Properties, Inc.	8,087	288,787
Medical Properties Trust, Inc.(a)	94,692	455,468
National Health Investors, Inc.	6,863	513,764
NorthWest Healthcare Properties Real Estate Investment Trust(a)	29,514	107,036
Parkway Life Real Estate Investment Trust	46,343	125,766
Primary Health Properties PLC	113,118	134,180
Sabra Health Care REIT, Inc.	36,126	586,325
Universal Health Realty Income Trust	2,146	91,741
Ventas, Inc.	54,570	2,970,791
Welltower, Inc.	61,602	6,853,222
Total Health Care		19,720,791

Industrial — 33.7%
Advance Logistics Investment Corp.	111	88,160
Americold Realty Trust, Inc.	96,892	2,896,102
Catena AB	15,810	803,953
CRE Logistics REIT, Inc.(a)	114	109,409
Dream Industrial Real Estate Investment Trust(a)	78,294	763,982
EastGroup Properties, Inc.	16,323	3,052,238
ESR-LOGOS REIT	2,049,232	421,306
First Industrial Realty Trust, Inc.	45,595	2,494,958
Frasers Logistics & Commercial Trust	1,083,326	801,804
GLP J-Reit	1,472	1,285,530
Granite Real Estate Investment Trust(a)	18,392	987,732
Industrial & Infrastructure Fund Investment Corp.(a)	708	581,608
Industrial Logistics Properties Trust	42,595	218,938
Innovative Industrial Properties, Inc.	10,520	1,291,961
Japan Logistics Fund, Inc.(a)	248	422,289
LaSalle Logiport REIT	512	504,309
LondonMetric Property PLC	616,037	1,593,622
LXP Industrial Trust	111,924	1,152,817
Mapletree Logistics Trust	1,508,573	1,454,889
Mitsubishi Estate Logistics REIT Investment Corp.	127	319,484
Mitsui Fudosan Logistics Park, Inc.(a)	163	457,713
Montea NV	5,672	491,627
Nippon Prologis REIT, Inc.	853	1,400,879
Plymouth Industrial REIT, Inc.	21,971	525,546
Prologis, Inc.	62,823	7,918,839
Rexford Industrial Realty, Inc.(a)	73,041	3,660,085
Sagax AB, Class B(a)	109,754	2,707,599
Segro PLC	423,560	4,982,355
SOSiLA Logistics REIT, Inc.	126	97,142
STAG Industrial, Inc.	62,672	2,557,644
Terreno Realty Corp.	33,619	2,299,876
Tritax Big Box REIT PLC	747,367	1,588,733
Urban Logistics REIT PLC	97,929	156,226
	Shares	Value
Common Stocks (continued)
Industrial (continued)
VGP NV(a)	7,943	$861,230
Total Industrial		50,950,585

Infrastructure (Tower) — 18.3%
American Tower Corp.	35,334	7,787,614
Crown Castle, Inc.	64,531	7,103,572
SBA Communications Corp.	32,634	7,164,468
Uniti Group, Inc.	1,483,601	5,697,028
Total Infrastructure (Tower)		27,752,682

Manufactured Homes — 2.8%
Equity LifeStyle Properties, Inc.	25,635	1,760,612
Sun Communities, Inc.	17,006	2,155,171
UMH Properties, Inc.	14,486	257,271
Total Manufactured Homes		4,173,054

Multi-Family Residential — 12.4%
Advance Residence Investment Corp.(a)	65	136,083
Apartment Investment and Management Co., Class A*	29,013	257,055
AvalonBay Communities, Inc.	18,997	3,892,865
Boardwalk Real Estate Investment Trust	1,488	84,016
Camden Property Trust	14,656	1,623,152
Canadian Apartment Properties REIT(a)	13,818	480,122
CapitaLand Ascott Trust	115,453	77,682
Centerspace	3,155	220,314
Comforia Residential REIT, Inc.(a)	59	122,149
Daiwa Securities Living Investments Corp.	196	132,742
Elme Communities	16,692	274,750
Equity Residential	50,782	3,535,951
Essex Property Trust, Inc.	8,693	2,419,783
Independence Realty Trust, Inc.(a)	33,998	634,063
InterRent Real Estate Investment Trust	11,399	105,206
Killam Apartment Real Estate Investment Trust	8,037	107,804
Mid-America Apartment Communities, Inc.	15,869	2,218,010
NexPoint Residential Trust, Inc.	5,571	243,397
Sekisui House Reit, Inc.	152	80,112
UDR, Inc.	45,117	1,807,838
Veris Residential, Inc.	17,464	274,359
Total Multi-Family Residential		18,727,453

Single-Family Residential — 3.1%
American Homes 4 Rent, Class A	50,156	1,810,130
Invitation Homes, Inc.	82,408	2,906,530
Total Single-Family Residential		4,716,660

Student Housing — 0.5%
Cofinimmo SA	1,305	83,952
Empiric Student Property PLC	73,505	91,109
UNITE Group PLC (The)	35,266	431,686
Xior Student Housing NV	3,044	102,441
Total Student Housing		709,188

Total Common Stocks
(Cost $142,963,725)		151,047,641

Short-Term Investments — 1.9%
Money Market Funds — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)	2,806,651	2,806,651

Schedule of Investments ─ NYLI CBRE NextGen Real Estate ETF (formerly, IQ CBRE NextGen Real Estate ETF) (continued)
July 31, 2024 (unaudited)

	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(b)	125,983	$125,983

Total Short-Term Investments
(Cost $2,932,634)		2,932,634

Total Investments — 101.7% (Cost $145,896,359)		153,980,275
Other Assets and Liabilities, Net — (1.7)%		(2,638,993)
Net Assets — 100%		$151,341,282

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,709,014; total market value of collateral held by the Fund was $10,020,161. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,213,510.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI CBRE NextGen Real Estate ETF (formerly, IQ CBRE NextGen Real Estate ETF) (continued)
July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$151,047,641	$—	$—	$151,047,641
Short-Term Investments:
Money Market Funds	2,932,634	—	—	2,932,634
Total Investments in Securities	$153,980,275	$—	$—	$153,980,275

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.